            Annual Notice of Securities Sold Pursuant to Rule 24F-2

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                              Please print or type


1.  Name and address of issuer:

    CANADA LIFE OF AMERICA SERIES FUND, INC., 330 University Avenue, Toronto, Ontario, Canada M5G 1R8
    ----------------------------------------------------------------------------

2.  Name of each series or class of funds for which this notice is filed:

    Money Market, Managed, Bond, Value Equity, Capital, International Equity Series
    ----------------------------------------------------------------------------

3.  Investment Company Act File Number:

    Securities Act File Number:  33-28888
    ----------------------------------------------------------------------------

4.  Last day of fiscal year for which this notice is filed:

    December 31, 1996
    ----------------------------------------------------------------------------

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                    [   ]
    ----------------------------------------------------------------------------

6. Date of termination of issuer's declaration under rule 24f-2(a)(1); if applicable (see Instruction A.6):

    N/A
    ----------------------------------------------------------------------------

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in prior fiscal year, but which remained unsold at the beginning of the fiscal year none
    ----------------------------------------------------------------------------

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    ----------------------------------------------------------------------------

9.  Number and aggregate sale price of securities sold during the fiscal year:

    $24,850,534
    ----------------------------------------------------------------------------

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    $24,850,534

    ----------------------------------------------------------------------------

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     $6,104,827
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12.  Calculation of registration fee*:

     (i)   Aggregate sale price of securities sold during the       $ 24,850,534
           fiscal year in reliance on rule 24f-2 (from Item 10):

     (ii)  Aggregate price of shares issued in connection with      +  6,104,827
           dividend reinvestment plans (from Item 11, if applicable):

     (iii) Aggregate price of shares redeemed or repurchased        - 25,493,290
           during the fiscal year (if applicable):

     (iv)  Aggregate price of shares redeemed or repurchased and    +          0
           previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

     (v)   Net aggregate price of securities sold and issued        $  5,462,071
           during the fiscal year in reliance on rule 24f-2
           [(line (i) plus line (ii), plus line (iv)], (if applicable):

     (vi)  Multiplier prescribed by Section 6(b) of the             x 1/29 of 1%
           Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

     (vii) Fee due [line (i) or line (v) multiplied by line         $   1,883.47
           (vi)]:

Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

--------------------------------------------------------------------------------

13. Check box if fees are being remitted to the Comission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                      [  ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                              February 19, 1997
--------------------------------------------------------------------------------
                                  Signatures


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated

By (Signature and Title)* :        D.V. Rough
                                --------------------
                                   D.V. Rough

                                --------------------
                                   Treasurer

Date : 19 Feb 1997

 Please print the name and title of the signing officer below the signature.


*see attached




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ATTACHMENT

(1)
  (i) Aggegate sale price of securities sold during the fiscal year in reliance on rule 24f-2

      Series 001  - Money Market Series                                $14,764,456
      Series 002  - Managed Series                                       3,887,311
      Series 003  - Bond Series                                          1,825,512
      Series 004  - Value Equity Series                                  1,841,769
      Series 005  - Capital Series                                       1,452,011
      Series 006  - International Equity Series                          1,079,475
                                                                       -----------
                                                                       $24,850,534
                                                                       -----------

(2)
  (ii) Aggregate price of shares issued in connection with dividend reinvestment plans

      Series 001  - Money Market Series                                $   267,368
      Series 002  - Managed Series                                       3,120,898
      Series 003  - Bond Series                                            490,594
      Series 004  - Value Equity Series                                  1,896,996
      Series 005  - Capital Series                                         227,281
      Series 006  - International Equity Series                            101,690
                                                                       -----------
                                                                       $ 6,104,827
                                                                       -----------


(3)
  (iii) Aggregate price of shares redeemed or repurchased during the fiscal year

      Series 001  - Money Market Series                                $12,041,329
      Series 002  - Managed Series                                       7,408,329
      Series 003  - Bond Series                                          1,042,448
      Series 004  - Value Equity Series                                  3,127,425
      Series 005  - Capital Series                                       1,511,879
      Series 006  - International Equity Series                            361,880
                                                                       -----------
                                                                       $25,493,290
                                                                       -----------


                                              Shares Authorized Shares Outstanding
                                              ----------------- ------------------
      Series 001  - Money Market Series              20,000,000            759,921
      Series 002  - Managed Series                   20,000,000          1,353,782
      Series 003  - Bond Series                      10,000,000            647,932
      Series 004  - Value Equity Series              10,000,000            655,427
      Series 005  - Capital Series                   20,000,000            478,390
      Series 006  - International Equity Series      10,000,000            279,565

(Logo) Canada Life                                     Canada Life (Letterhead)



February 19, 1997


Board of Directors
Canada Life of America Series Fund, Inc.
330 University Avenue
Toronto, Ontario
M5G 1R8
Canada

Gentlemen:

                    RE: REGISTRATION STATEMENT NO. 33-28888


This opinion is furnished in connection with the preparation and filing by Canada Life of America Series Fund, Inc. ("The Fund") with the Securities and Exchange Commission of a Notice ("Notice"), dated February 19, 1997, as set forth in the Notice.

I call to your attention that as Counsel, U.S. Division for The Canada Life Assurance Company, the parent of Canada Life Insurance Company of America and Canada Life of New York, I have general supervision of all legal affairs of Canada Life of America Variable Annuity Account 1 ("Variable Account 1"). I also have general supervision of legal affairs of The Fund, all of whose shares are owned by the separate accounts of Canada Life Insurance Company of America and Canada Life Insurance Company of New York. This includes shares issued in the amount of $24,850,534 the year ended December 31, 1997.

Based upon my examination of the relevant documents contained in The Fund's registration statement, I am of the opinion that the shares issued pursuant to The Fund's prospectus are legally issued, fully paid and nonassessable. I consent to the filing of this opinion, in conjunction with the Rule 24f-2 Notice, with the Securities and Exchange Commission.

Sincerely



/s/ David A. Hopkins
--------------------
David A. Hopkins

DAH/dh